PIMCO Funds

Supplement Dated February 29, 2008 to the
Bond Funds Institutional and Administrative Class Prospectus,
dated October 1, 2007

Disclosure Related to the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged)

        Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) (the "Funds").

        Therefore, effective immediately, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.
Foreign Bond (U.S. Dollar-Hedged)		2/08
Global Bond (Unhedged)		2/08
Global Bond (U.S. Dollar-Hedged)		2/08

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 29, 2008 to the
Bond Funds Class A, B and C Prospectus,
dated October 1, 2007

Disclosure Related to the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged) and Global Bond Fund (U.S. Dollar-Hedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged) and Global Bond Fund (U.S. Dollar-Hedged) (the "Funds").

        Therefore, effective immediately, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.
Foreign Bond (U.S. Dollar-Hedged)		2/08
Global Bond (U.S. Dollar-Hedged)		2/08

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 29, 2008 to the
Bond Funds Class D Prospectus,
dated July 31, 2007

Disclosure Related to the Foreign Bond Fund (Unhedged) and Foreign Bond Fund (U.S. Dollar-Hedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Fund (Unhedged) and Foreign Bond Fund (U.S. Dollar-Hedged) (the "Funds").

        Therefore, effective immediately, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.
Foreign Bond (U.S. Dollar-Hedged)		2/08

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 29, 2008 to the
Class R Prospectus,
dated October 1, 2007

Disclosure Related to the Foreign Bond Fund (U.S. Dollar-Hedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective immediately, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (U.S. Dollar-Hedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated February 29, 2008 to the
Statement of Additional Information,
dated February 27, 2008

Disclosure Related to the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged)

        Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) (the "Funds").

        Therefore, effective immediately, the section of the table on page 65, including footnote 10 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to management of other accounts by the portfolio manager of the Funds is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Mather[10]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	2	$9	0	N/A
Other Accounts	5	$1,433	3	$1,007

10

Mr. Mather manages the following Funds (each Fund's approximate total assets under management, as of December 31, 2007, is in parenthesis next to its name): Foreign Bond Fund (Unhedged) ($3.05 billion), Foreign Bond Fund (U.S. Dollar-Hedged) ($2.46 billion), Global Bond Fund (Unhedged) ($1.2 billion) and Global Bond Fund (U.S. Dollar-Hedged) ($206 million). Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Mather is as of October 31, 2007.

In addition, in the paragraph immediately preceding the above table, the following sentence is added to the end of the paragraph to clarify that the information relating to Mr. Mather is as of October 31, 2007:

Information pertaining to accounts managed by Mr. Mather is as of October 31, 2007.

Further, effective immediately, the section of the table on page 70 in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to ownership of portfolio securities by the portfolio manager of the Funds is deleted, and is replaced by the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Mather[7]	Foreign Bond (Unhedged)	None
	Foreign Bond (U.S. Dollar-Hedged)	None
	Global Bond (Unhedged)	None
	Global Bond (U.S. Dollar-Hedged)	None

7 As of February 29, 2008, Mr. Scott Mather manages the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged). As of December 31, 2007, Mr. Mather did not own any shares in the Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged).

Investors Should Retain This Supplement For Future Reference